Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs in relation to the continuing restructuring plan		£ 75.3	£ 34.3
Capitalised costs			46.3
Transformation costs		15.8
Restructuring costs in relation to COVID-19		5.9	19.7
Net losses on disposals of investments		48.1
Losses on disposals of investments	£ 65.1
Gain in relation to the reclassification to other investments		60.4
Litigation settlement provision			£ 21.7
Investor Day
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs in relation to the continuing restructuring plan		£ 59.5